U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.  20549

                                      FORM 24f-2
                            Annual Notice of Securities Sold
                                 Pursuant to Rule 24F-2

                 Read instructions at end of Form before preparing Form
                                 Please print or type

 1. Name and address of issurer:          USAA MUTUAL FUND, INC.
                                          10750 Robert F. McDermott Freeway
                                          San Antonio, Texas  78288

 2. Name of each series or class of funds for which this notice is filed:

                                   S&P 500 Index Fund

 3. Investment Company Act File Number:  811-2429
    Securities Act File Number:          2-49560

 4. Last day of the fiscal year for which this notice is filed: December 31, 1996

 5. Check this box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but
    before termination of the issuer's 24f-2 declaration:   Not Applicable

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1),
    if applicable (see instruction A.6):   Not Applicable

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained
    unsold at the beginning of the fiscal year:   Not Applicable

 8. Number and amount of securities registered during the fiscal year
    other than pursuant to rule 24f-2:                   0                  $0

 9. Number and aggregate sale price of securities sold during the fiscal year:
                                                16,887,079        $177,897,878

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                                16,887,079        $177,897,878

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
    (see Instruction B.7):                          95,983          $1,086,693

12. Calculation of registration fees:

   (i) Aggregate sale price of securities sold during the fiscal year in
       reliance on rule 24f-2 (from Item 10):                   $ 177,897,878

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): + 1,086,693

 (iii) Aggregate price of shares redeemed or repurchased during
       the fiscal year (if applicable):                           -16,514,839

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
       rule 24e-2 (if applicable):                                +         0

   (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
       (ii), less line (iii), plus line (iv)] (if applicable):  $ 162,469,732

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation  (see
       Instruction C.6):                                        x      1/3300

 (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:  $   49,233.25

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuers fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
    Procedures (17 CFR 202.3a).                                        [  X  ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 19, 1997

                                      SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*Sherron Kirk
                            ___________________________
                            Sherron Kirk, Treasurer

Date:  February 20, 1997

        * Please print the name and title of the signing officer below the signature.